EQUITY - Transactions with Non-controlling Interests (Details) $ in Millions, ZAR in Billions							12 Months Ended
	Dec. 07, 2016 USD ($)	Oct. 17, 2016	Sep. 28, 2016	Jan. 15, 2016 USD ($)	Jan. 15, 2016 ZAR	Jan. 14, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of subsidiaries [line items]
Proceeds from issuing shares							$ 0	$ 3,115	$ 0
Cash flows used in obtaining control of subsidiaries or other businesses							$ (16)	(7)	$ 0
Equity offering in ArcelorMittal South Africa (AMSA)								(56)
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)								80
Equity attributable to the equity holders of the parent
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)								$ (136)
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of subsidiaries [line items]
Repayments of bonds, notes and debentures | ZAR					ZAR 3.2
Cash flows used in obtaining control of subsidiaries or other businesses | ZAR					ZAR 0.5
Proportion of ownership interest in subsidiary		69.22%		70.55%	70.55%	52.00%
Decrease in non-controlling interests due to purchase of interest				$ 80
Proportion of ownership interests held by non-controlling interests							30.78%	30.78%
Proportion of voting rights held in subsidiary	53.92%
Equity offering in ArcelorMittal South Africa (AMSA)								$ (56)
ArcelorMittal South Africa Ltd. (AMSA) | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)								80
ArcelorMittal South Africa Ltd. (AMSA) | Equity attributable to the equity holders of the parent
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)								$ 136
ArcelorMittal South Africa Ltd. (AMSA) | Ikageng Broad-Based Employee Share Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		1.33%
ArcelorMittal South Africa Ltd. (AMSA) | Likamva Resources Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			12.00%
Increase in non-controlling interest, percent			17.00%
Period of transition of NCI from one party to another			24 months
ArcelorMittal South Africa Ltd. (AMSA) | Broad-Based Social And Community Development Organizations
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			5.00%
ArcelorMittal South Africa Ltd. (AMSA) | ArcelorMittal South Africa Employee Empowerment Share Trust
Disclosure of subsidiaries [line items]
Increase in non-controlling interest, percent			5.10%
Restrictions on disposal of interest, period			10 years
Employee stock ownership plan, expense	$ 63
Notional dividends to repay notional funding and voting rights, period	10 years
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of subsidiaries [line items]
Proceeds from issuing shares | ZAR					ZAR 4.5